Putnam
New Century
Growth
Fund*

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-99


*Formerly Putnam Investment Fund 98


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

I am pleased to bring you this first report of Putnam New Century Growth Fund, whose shares have recently become available to the public. As you can see, the fund provided extraordinary returns during the semiannual period just ended. While we are pleased with the results, we must caution that returns of this magnitude should not become a regular expectation. Even so, we remain confident that you will find the fund's long-term prospects quite satisfying.

This will also be the only letter to you and the other shareholders of Putnam New Century Growth Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 16, 2000


Report from the Fund Managers

Roland W. Gillis
Charles H. Swanberg

Shortly after the close of the semiannual period, as the year 2000 got underway, Putnam New Century Growth Fund made its public debut. The fund, which became available to all investors on January 21, 2000, began operations in February 1998 as a fund available to employees of Putnam Investments. Since its inception, the fund has delivered strong returns thanks to strategic stock selection and an extremely favorable environment for the types of companies on which it has focused.

The fund's name reflects its strategy -- the new century offers remarkable growth potential and an astonishing array of companies are poised to capitalize on the newest growth trends. The fund is designed to sort through this maze of investment choices and target the strongest, most promising, rapidly growing companies. It invests in sectors ranging from the newest Internet, software, and telecommunications companies to more traditional businesses such as broadcasting, retail, finance, and electronics. The fund's portfolio may contain varying amounts of small-, midsize-, or large-company stocks. This flex-cap style allows us to adjust the portfolio for changing market conditions.

During the six months ended December 31, 1999, Putnam New Century Growth Fund capitalized on a robust environment for growth stocks. Technology, one of the strongest performing sectors of the U.S. equity market, represented a significant portion of the fund's net assets at the close of the period. Strong stock selection within this sector as well as in consumer and communications services contributed to strong returns.

Total return for 6 months ended 12/31/99

   Class A            Class B            Class C           Class M
 NAV     POP        NAV     CDSC       NAV     CDSC      NAV     POP
--------------------------------------------------------------------------
 98.73%  87.25%     --       --        --       --       --       --
--------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5. The inception date for class B, class M, and class C shares is 1/21/00. Performance for these share classes will be included in the fund's annual report for the 12 months ended 6/30/00.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                 22.7%

Electronics              13.1%

Technology
services                 12.8%

Computers                 8.8%

Communications
equipment                 6.9%

Footnote reads:
*Based on net assets as of 12/31/99. Holdings will vary over time.


* TECHNOLOGY IS DOMINANT GROWTH FORCE

At the close of the fiscal period, the U.S. equity market was basking in the glow of record-breaking 1999 performance from many major indexes. The Nasdaq Composite Index -- a common measure of technology stocks -- rose 85.6% in the 1999 calendar year, the biggest annual gain for a major market index in U.S. history. The Dow Jones Industrial Average gained 25.2% in 1999, a record fifth year in a row that the blue-chip index posted a double-digit percentage gain. And the S&P 500 Index rose 19.5%, also a record fifth straight year of double-digit gains.

The frenzy surrounding the Internet -- and investors' love affair with "dot-com" stocks -- continued to be a major theme for the U.S. equity market. When selecting Internet stocks for your fund's portfolio, as with any other holdings, we are careful to seek leaders with healthy business models, strong management teams, and solid footholds in profitable markets. One stellar example from the fund's portfolio is Lycos, Inc., the fourth-largest Internet portal. The Lycos Network is a family of Web sites that is visited by more than 30 million people each month and offers features such as Web searching, chat rooms, e-mail, news, auctions, and home pages. In addition to the growth potential resulting from consumer Internet demand, we're optimistic about the company's proposed spinoff of its international Web portal.

Also capitalizing on Internet growth are fiber-optic companies such as fund holding Metromedia Fiber Network. Fiber optics allows for high-speed transmission of data, video, Internet, and multimedia applications. Metromedia has built a fiber optic communications network in North America and plans to build networks in 16 cities throughout Europe. In addition, the company has a strong, experienced management team. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

* BROADCASTING AND RETAIL SECTORS ALSO CONTRIBUTE TO RETURNS

In the broadcasting sector of the fund's portfolio, the stock of Citadel Communications was an outstanding performer. Citadel, a radio broadcaster that owns and operates commercial stations in midsize U.S. markets, has capitalized on radio deregulation, which allows for ownership of multiple stations. Citadel has made several recent acquisitions, vastly expanding its presence in the northeastern United States. Citadel has also benefited from an overall growth in advertising spending due in large part to the strong economy and the growth of Internet marketing campaigns.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

VeriSign, Inc.
Computers

CMG Information Services, Inc.
Technology services

Vignette Corp.
Software

E-Tek Dynamics, Inc.
Electronics

Silknet Software, Inc.
Software

Ariba, Inc.
Computers

BroadVision, Inc.
Software

VERITAS Software Corp.
Software

QLogic Corp.
Electronics

Proxim, Inc.
Communications equipment

Footnote reads:
These holdings represent 19.3% of the fund's net assets as of 12/31/99. Portfolio holdings will vary over time.


Among the fund's retail holdings, Gucci Group provided stellar returns. A designer and distributor of high-end luxury accessories, Gucci operates 150 stores worldwide. The company has benefited from the strong economy as well as its dominant brand name and global franchise.

*  GROWTH DYNAMICS REMAIN EXCITING BUT VOLATILITY LIKELY

The semiannual period has provided one of the most exciting environments in recent years for aggressive growth funds. Solid corporate earnings and continued demand for new technology should continue to drive the major U.S. stock indexes in the months ahead. Recovering overseas economies and continued economic strength in the U.S. also contribute to a generally optimistic outlook. It is important to note, however, that exceptional periods of growth -- such as that we've experienced in the first half of the fiscal year -- are often followed by periods of volatility. In addition, a much-anticipated series of Federal Reserve Board interest-rate increases could temper stock gains. With these factors in mind, we enter the second half of fiscal 2000 with a strategic eye on market conditions and will take advantage of the fund's flex-cap strategy to adjust the portfolio accordingly.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/99, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Century Growth Fund is designed for investors seeking capital appreciation by investing primarily in the equity securities of companies of all sizes.


TOTAL RETURNS FOR PERIODS ENDED 12/31/99

                      Fund's class A shares
                       (inception: 2/17/98)    Russell Midcap     Consumer
                         NAV          POP       Growth Index     price index
----------------------------------------------------------------------------
6 months                 98.73%       87.25%       32.49%           1.56%
----------------------------------------------------------------------------
1 year                  166.17       150.78        51.29            2.80
----------------------------------------------------------------------------
Life of fund            246.95       226.95        81.59            4.46
Annual average           94.50        88.42        36.58            2.30
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A shares reflect the current maximum initial sales charge of 5.75%. The inception date for class B, class M, and class C shares is 1/21/00. Performance for these share classes will be included in the fund's annual report for the 12 months ended 6/30/00. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of this period, the fund was offered on a limited basis and had limited assets. The short-term results of a relatively new fund are not necessarily indicative of its long-term performance.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/99

                             Class A
-----------------------------------------------------------------------
Distributions (number)          1
-----------------------------------------------------------------------
Income                          --
-----------------------------------------------------------------------
Capital gains
  Long term                  $0.619
-----------------------------------------------------------------------
  Short term                  2.212
-----------------------------------------------------------------------
  Total                      $2.831
-----------------------------------------------------------------------
Share value:               NAV      POP
-----------------------------------------------------------------------
6/30/99                  $14.84   $15.75
-----------------------------------------------------------------------
12/31/99                  26.29    27.89
-----------------------------------------------------------------------

The inception date for class B, class M, and class C shares is 1/21/00. Price and distribution information for these share classes will be included in the fund's annual report for the 12 months ended 6/30/00.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Russell Midcap Growth Index measures the performance of Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
December 31, 1999 (Unaudited)

COMMON STOCKS (99.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising and Marketing Services (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                453  DoubleClick, Inc.(NON)                                                                  $     114,637
              1,600  Engage Technologies, Inc. (NON)                                                                96,000
                800  Interep National Radio Sales, Inc. (NON)                                                       10,700
                909  Lamar Advertising Co. (NON)                                                                    55,051
                                                                                                             -------------
                                                                                                                   276,388

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,150  Ryanair Holdings, PLC ADR (Ireland)                                                            63,394

Banking (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                830  Fifth Third Bancorp                                                                            60,901

Beverages (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                700  Itoen, Ltd. (Japan)                                                                            97,896

Biotechnology (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                360  Sepracor, Inc. (NON)                                                                           35,708

Broadcasting (5.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,400  Acme Communications, Inc. (NON)                                                                79,800
                850  Citadel Communications Corp. (NON)                                                             55,144
              1,680  Cumulus Media, Inc. Class A (NON)                                                              85,260
                270  Echostar Communications Corp. Class A (NON)                                                    26,325
              1,735  Entercom Communications Corp. (NON)                                                           114,510
                500  Infinity Broadcasting Corp. Class A (NON)                                                      18,094
              1,400  Pegasus Communications Corp. (NON)                                                            136,850
              1,590  Radio One, Inc. (NON)                                                                         146,280
              1,270  Salem Communications Corp. Class A (NON)                                                       28,734
                700  WestWood One, Inc. (NON)                                                                       53,200
                                                                                                             -------------
                                                                                                                   744,197

Cable Television (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                400  AT&T Corp. -- Liberty Media Group (NON)                                                        22,700
                100  Insight Communications Company, Inc. (NON)                                                      2,963
                950  ValueVision International, Inc. (NON)                                                          54,447
              1,050  Worldgate Communications, Inc. (NON)                                                           49,941
                                                                                                             -------------
                                                                                                                   130,051

Commercial and Consumer Services (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                860  Cintas Corp.                                                                                   45,688
              1,250  Convergys Corp. (NON)                                                                          38,438
                200  eBenX, Inc. (NON)                                                                               9,050
              1,300  Harris Interactive, Inc. (NON)                                                                 16,981
              1,000  InterVU, Inc. (NON)                                                                           105,000
                100  Management Neetwork Group, Inc. (The) (NON)                                                     3,263
              1,020  NCO Group, Inc.                                                                                30,728
                750  Sykes Enterprises, Inc. (NON)                                                                  32,906
                                                                                                             -------------
                                                                                                                   282,054

Communications Equipment (6.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Brocade Communications Systems (NON)                                                          194,700
                825  Comverse Technology, Inc. (NON)                                                               119,419
              1,300  Extreme Networks, Inc. (NON)                                                                  108,550
                451  Juniper Networks, Inc. (NON)                                                                  153,340
                400  Oy Nokia AB Class A (Finland)                                                                  72,432
              1,800  Proxim, Inc. (NON)                                                                            198,000
                450  Reback Networks Inc. (NON)                                                                     79,875
                                                                                                             -------------
                                                                                                                   926,316

Computers (8.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,300  Ariba, Inc. (NON)                                                                             230,588
                900  Dell Computer Corp. (NON)                                                                      45,900
              1,000  Gateway, Inc. (NON)                                                                            72,063
                100  Intertrust Technologies Corp. (NON)                                                            11,763
              2,600  McAfee.com Corp. (NON)                                                                        117,000
              1,750  Parametric Technology Corp. (NON)                                                              47,359
                910  RealNetworks, Inc. (NON)                                                                      109,484
              1,900  Symantec Corp. (NON)                                                                          111,388
              2,280  VeriSign, Inc. (NON)                                                                          435,338
                                                                                                             -------------
                                                                                                                 1,180,883

Consumer Services (3.3%)
--------------------------------------------------------------------------------------------------------------------------
                800  Be Free, Inc. (NON)                                                                            57,500
                200  Freemarkets, Inc. (NON)                                                                        68,263
                100  Mediaplex, Inc. (NON)                                                                           6,275
              1,500  Multex.com, Inc. (NON)                                                                         56,438
                740  Omnicom Group, Inc.                                                                            74,000
                350  Stamps.com, Inc. (NON)                                                                         14,569
                750  VerticalNet, Inc. (NON)                                                                       123,000
                650  Young & Rubicam, Inc.                                                                          45,988
                                                                                                             -------------
                                                                                                                   446,033

Cosmetics (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                100  Fancl Corp. (Japan)                                                                            26,815

Distribution (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Hanover Direct, Inc. (NON)                                                                     54,375

Electronics (13.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,800  Act Manufacturing, Inc. (NON)                                                                 105,000
                860  Altera Corp. (NON)                                                                             42,624
                620  Applied Micro Circuits Corp. (NON)                                                             78,895
              1,080  Celestica, Inc. (Canada)                                                                       59,940
              1,850  E-Tek Dynamics, Inc. (NON)                                                                    249,056
              1,000  Emulex Corp. (NON)                                                                            112,500
              1,120  Flextronics International, Ltd. (NON)                                                          51,520
              1,405  Jabil Circuit, Inc. (NON)                                                                     102,565
                100  Keyence Corp (Japan)                                                                           40,615
                810  Linear Technology Corp.                                                                        57,966
              1,560  Maxim Integrated Products, Inc. (NON)                                                          73,613
              4,400  Nanometrics, Inc. (NON)                                                                        88,550
                655  Optical Coating Laboratory, Inc.                                                              193,880
              1,270  QLogic Corp. (NON)                                                                            203,041
                100  Sanmina Corp. (NON)                                                                             9,988
              1,600  Silicon Image, Inc. (NON)                                                                     112,100
                320  Vitesse Semiconductor Corp. (NON)                                                              16,780
              3,000  Zoran Corp. (NON)                                                                             167,250
                                                                                                             -------------
                                                                                                                 1,765,883

Entertainment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                910  SFX Entertainment, Inc. Class A (NON)                                                          32,931

Financial (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                150  Aiful Corp. (Japan) (NON)                                                                      18,350
              2,297  Intuit, Inc. (NON)                                                                            137,676
                459  Marschollek, Lautenschlaeger und Partner AG (Germany)                                         120,518
                                                                                                             -------------
                                                                                                                   276,544

Health Care Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              7,500  Health Management Assoc., Inc. (NON)                                                          100,313
                400  SonoSite, Inc. (NON)                                                                           12,650
                                                                                                             -------------
                                                                                                                   112,963

Investment Banking/Brokerage (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,600  Knight/Trimark Group, Inc. (NON)                                                               73,600
              2,700  Schwab (Charles) Corp.                                                                        103,613
                                                                                                             -------------
                                                                                                                   177,213

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                200  OpenTV Corp. (NON)                                                                             16,050

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                870  Medtronic, Inc.                                                                                31,701
              1,200  Mentor Corp.                                                                                   30,975
                                                                                                             -------------
                                                                                                                    62,676

Medical Technology (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                530  Minimed, Inc. (NON)                                                                            38,823
                390  Stryker Corp.                                                                                  27,154
                                                                                                             -------------
                                                                                                                    65,977

Publishing (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                100  Kadokawa Shoten Publishing Co., Ltd. (Japan)                                                   33,666

Restaurants (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,695  PizzaExpress PLC (United Kingdom)                                                              20,057
              4,350  Starbucks Corp. (NON)                                                                         105,488
                                                                                                             -------------
                                                                                                                   125,545

Retail (4.2%)
--------------------------------------------------------------------------------------------------------------------------
                350  American Eagle Outfitters, Inc. (NON)                                                          15,750
              1,600  Ames Department Stores, Inc. (NON)                                                             46,100
                300  Bed Bath & Beyond, Inc. (NON)                                                                  10,425
                800  CDW Computer Centers, Inc. (NON)                                                               62,900
              1,540  Dollar Tree Stores, Inc. (NON)                                                                 74,594
              2,650  Factory 2-U Stores, Inc. (NON)                                                                 75,194
                360  Fastenal Co.                                                                                   16,178
                450  Gucci Group N.V. (Netherlands)                                                                 51,525
                397  Kohls Corp. (NON)                                                                              28,658
                850  Linens 'N Things, Inc. (NON)                                                                   25,181
              4,900  Office Depot, Inc. (NON)                                                                       53,594
                200  Shimamura Co., Ltd. (Japan)                                                                    31,709
                500  Tiffany & Co.                                                                                  44,625
              1,363  Tuesday Morning Corp. (NON)                                                                    25,130
                                                                                                             -------------
                                                                                                                   561,563

Schools (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,300  Apollo Group, Inc. Class A (NON)                                                               26,081

Semiconductor (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                170  Applied Materials, Inc. (NON)                                                                  21,537
                300  ASM Lithography Holding N.V. (Netherlands)                                                     34,125
                250  KLA Tencor Corp. (NON)                                                                         27,844
              4,200  LTX Corp. (NON)                                                                                93,975
              3,300  Zygo Corp. (NON)                                                                               66,413
                                                                                                             -------------
                                                                                                                   243,894

Software (22.7%)
--------------------------------------------------------------------------------------------------------------------------
                860  Agile Software Corp. (NON)                                                                    186,822
              1,265  BroadVision, Inc. (NON)                                                                       215,129
                100  Digimarc Corp. (NON)                                                                            5,000
                690  E.piphany, Inc. (NON)                                                                         153,956
              1,020  Exchange Applications, Inc. (NON)                                                              56,993
                600  I2 Technologies, Inc. (NON)                                                                   117,000
              1,060  Informatica Corp. (NON)                                                                       112,758
                100  Interwoven, Inc. (NON)                                                                         12,163
              1,800  Macromedia, Inc. (NON)                                                                        131,625
                100  Metasolv Software, Inc. (NON)                                                                   8,175
              2,950  Misys PLC (United Kingdom)                                                                     45,986
              2,990  Netegrity, Inc. (NON)                                                                         170,243
                900  Oracle Corp. (NON)                                                                            100,856
              1,350  Phone.com, Inc. (NON)                                                                         156,516
              1,000  Portal Software, Inc. (NON)                                                                   102,875
              1,160  Quest Software, Inc. (NON)                                                                    118,320
              1,650  Rational Software Corp. (NON)                                                                  81,056
              1,500  Silknet Software, Inc. (NON)                                                                  248,625
                 90  SilverStream Software, Inc. (NON)                                                              10,710
                200  Softbank Corp. (Japan)                                                                        191,427
              1,800  Software.com, Inc. (NON)                                                                      172,800
                100  VA Linux Systems, Inc. (NON)                                                                   20,663
              1,500  VERITAS Software Corp. (NON)                                                                  214,688
              1,550  Vignette Corp. (NON)                                                                          252,650
                400  Vitria Technology, Inc. (NON)                                                                  93,600
                950  WebTrends Corp. (NON)                                                                          76,950
                                                                                                             -------------
                                                                                                                 3,057,586

Technology Services (12.8%)
--------------------------------------------------------------------------------------------------------------------------
                400  About.com, Inc. (NON)                                                                          35,900
                650  Affiliated Computer Services, Inc. Class A (NON)                                               29,900
                700  America Online, Inc. (NON)                                                                     52,806
              3,280  Capita Group PLC (United Kingdom)                                                              59,608
                100  C-Bridge Internet Solutions, Inc. (NON)                                                         4,863
              1,250  CMG Information Services, Inc. (NON)                                                          346,094
              1,850  CNET, Inc. (NON)                                                                              104,988
                800  InfoSpace.com, Inc. (NON)                                                                     171,200
              2,425  Lycos, Inc. (NON)                                                                             192,939
                350  MarketWatch.com, Inc. (NON)                                                                    12,775
              2,400  Network Event Theater, Inc. (NON)                                                              71,400
                804  Proxicom, Inc. (NON)                                                                           99,947
                900  Sapient Corp. (NON)                                                                           126,844
                950  SportsLine USA, Inc. (NON)                                                                     47,619
              1,121  Usinternetworking, Inc. (NON)                                                                  78,330
              1,500  Viant Corp. (NON0                                                                             148,500
                195  Yahoo!, Inc. (NON)                                                                             84,374
              3,100  Zamba Corp. (NON)                                                                              53,863
                350  Ziff-Davis, Inc. (NON)                                                                          7,350
                                                                                                             -------------
                                                                                                                 1,729,300

Telecommunications (4.8%)
--------------------------------------------------------------------------------------------------------------------------
                200  Allegiance Telecom, Inc. (NON)                                                                 18,450
              1,715  Covad Communications Group 144A (NON)                                                          95,933
              2,000  Global Crossing, Ltd. (NON)                                                                   100,000
              1,640  Metromedia Fiber Network, Inc. Class A (NON)                                                   78,618
              1,850  NEXTLINK Communications, Inc. Class A (NON)                                                   153,650
                737  NTL, Inc. (NON)                                                                                91,941
              2,400  Pinnacle Holdings, Inc. (NON)                                                                 101,700
                                                                                                             -------------
                                                                                                                   640,292

Textiles (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Nike, Inc.                                                                                     54,519

Transaction Processing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                400  CheckFree Holdings Corp. (NON)                                                                 41,800
              1,480  Concord EFS, Inc. (NON)                                                                        38,110
                                                                                                             -------------
                                                                                                                    79,910
                                                                                                             -------------
                     Total Common Stocks (cost $7,114,244)                                                   $  13,387,604

SHORT-TERM INVESTMENTS (0.7%) (a) (cost $94,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $94,000  Interest in $624,736,000 joint repurchase agreement dated
                       December 31, 1999 with Warburg Securities due
                       January 3, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $94,022 for an effective
                       yield of 2.75%                                                                        $      94,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $7,208,244) (b)                                                 $  13,481,604
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $13,468,126.

  (b) The aggregate identified cost on a tax basis is $7,229,477, resulting in gross unrealized appreciation and depreciation of $6,401,888 and $149,761, respectively, or net unrealized appreciation of $6,252,127.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $7,208,244) (Note 1)                                               $13,481,604
-----------------------------------------------------------------------------------------------
Cash                                                                                      4,271
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                   577
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           84,829
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   50,937
-----------------------------------------------------------------------------------------------
Total assets                                                                         13,622,218

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         71,568
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               54,834
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,162
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                5,722
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               605
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   19,191
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       154,092
-----------------------------------------------------------------------------------------------
Net assets                                                                          $13,468,126

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $6,673,777
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (27,686)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                   548,675
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            6,273,360
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $13,468,126

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($13,468,126 divided by 512,326 shares)                                                  $26.29
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $26.29)*                                          $27.89
-----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended December 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $26)                                                 $    5,368
-----------------------------------------------------------------------------------------------
Dividends                                                                                 2,147
-----------------------------------------------------------------------------------------------
Total investment income                                                                   7,515

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         26,353
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            9,503
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,146
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,479
-----------------------------------------------------------------------------------------------
Registration fees                                                                           836
-----------------------------------------------------------------------------------------------
Auditing                                                                                 18,106
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,083
-----------------------------------------------------------------------------------------------
Postage                                                                                      82
-----------------------------------------------------------------------------------------------
Other                                                                                        68
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (23,030)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           37,646
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,445)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             35,201
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (27,686)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      1,213,414
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          4,958,968
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               6,172,382
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $6,144,696
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $  (27,686)     $  (26,584)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      1,213,414         697,252
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            4,958,968         909,486
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  6,144,696       1,580,154
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    From net realized gain on investments                                            (1,328,175)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     3,222,576         893,580
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          8,039,097       2,473,734

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   5,429,029       2,955,295
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated
net investment loss of $27,686, and $--, respectively)                              $13,468,126      $5,429,029
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------------------------
                                                                              Six months
                                                                                 ended                        For the period
Per-share                                                                     December 31     Year ended      Feb. 17, 1998+
operating performance                                                         (Unaudited)       June 30         to June 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  1999             1999             1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                             $14.84            $9.87            $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                        (.07)            (.08)            (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                              14.35             5.05             1.39
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                            14.28             4.97             1.37
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                   (2.83)              --               --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              (2.83)              --               --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                   $26.29           $14.84            $9.87
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                           98.73*           50.35            16.12*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                 $13,468           $5,429           $2,955
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (a)(d)                                                      .50*            1.00              .37*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%) (a)                                                     (.37)*           (.76)            (.25)*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                           72.26*          207.77            72.22*
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.06, $0.08 and $0.06 per share, for the periods ended December 31, 1999, June 30, 1999 and June 30, 1998, respectively. (see Note 2)

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements. (Note 2)



Notes to financial statements
December 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam New Century Growth Fund (formerly Putnam Investment Fund 98) (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term growth of capital by investing primarily in equity securities of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation which is significantly greater than that of the market averages.

Effective January 21, 2000, Putnam Investment Fund 98 has changed its name to Putnam New Century Growth Fund and began offering class B, class C, and class M shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC). Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1999, fund expenses were reduced by $2,445 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fee payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $7,375,736 and $5,371,498, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        137,701         $2,961,177
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       57,126          1,328,175
-----------------------------------------------------------------------------
                                                   194,827          4,289,352

Shares
repurchased                                        (48,265)        (1,066,776)
-----------------------------------------------------------------------------
Net increase                                       146,562         $3,222,576
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        102,912         $1,249,914
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   102,912          1,249,914

Shares
repurchased                                        (36,675)          (356,334)
-----------------------------------------------------------------------------
Net increase                                        66,237          $ 893,580
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Roland W. Gillis
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam New Century Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA071-58386 2HW 2/00